NET INCOME (LOSS) PER SHARE (Details 2) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Warrants
Anti-dilutive shares
Anti-dilutive shares that were excluded from the calculation of diluted net income (loss) per share	0	0	0
Preferred shares
Anti-dilutive shares
Anti-dilutive shares that were excluded from the calculation of diluted net income (loss) per share	0	0	0
Out-of-money
Anti-dilutive shares
Anti-dilutive shares that were excluded from the calculation of diluted net income (loss) per share	11.9	9.3	7.2
In-the-money
Anti-dilutive shares
Anti-dilutive shares that were excluded from the calculation of diluted net income (loss) per share	4.2